Cash and balances with the Central Bank (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash and balances with the Central Bank
Cash	$ 21,538	$ 24,887
Central Bank compulsory deposits	28,094	28,094
Deposits in the Central Bank	8,034	25,666
Accrued interest	21	16
Cash and balances with the Central Bank	$ 57,687	$ 78,663